Income Taxes - Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed expected tax expense			$ (93,770)	$ (94,737)	$ (81,107)
State income taxes, net of federal tax effect			360	259	395
Foreign income taxes			(949)	202	1,645
Other reconciling items			666	0	0
Permanent differences			1,688	1,980	2,261
Change in valuation allowance			92,072	92,647	77,320
Provision for income taxes	$ 1,151	$ 672	$ 67	$ 351	$ 514